Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Cash and cash equivalents [abstract]
Cash in hand	$ 1,095	$ 256
Cash in banks	40,942,854	26,456,482
Money market fund		30,445,339
Cash	$ 40,943,949	$ 56,902,077